UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Municipal Income Trust

7/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 144.3%
Airport & Port Revenue – 5.7%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$325,000	$285,720
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	100,000	85,375
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	675,000	559,453
Chicago, IL, O’Hare International Airport Rev., FSA, 5.75%, 2022 (u)	3,000,000	3,042,870
Oklahoma City, OK, Airport Trust Rev., FSA, 5.75%, 2016	3,125,000	3,216,155
Port Authority NY & NJ, Special Obligation Rev. (JFK International), MBIA, 5.75%, 2022	7,000,000	7,150,779
Seattle, WA, Airport Trust Rev., FGIC, 5.625%, 2018 (f)	1,500,000	1,523,009

		$15,863,361

General Obligations - General Purpose – 0.8%
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems), “B”, 6.75%, 2010 (c)	$500,000	$539,030
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2023	1,945,000	842,670
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2025	1,915,000	727,910

		$2,109,610

General Obligations - Schools – 0.4%
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2031	$555,000	$147,107
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2034	415,000	91,594
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2036	555,000	108,474
Royse City, TX, Independent School District, School Building, PSF, 0%, 2027	955,000	325,950
Royse City, TX, Independent School District, School Building, PSF, 0%, 2029	965,000	288,225
Santa Clarita Community College District, CA, Election 2006, MBIA, 0%, 2030	595,000	174,388

		$1,135,738

Healthcare Revenue - Hospitals – 43.7%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$600,000	$548,507
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	2,000,000	2,335,740
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	1,905,000	1,491,939
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	1,055,000	817,941
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	1,000,000	1,167,869
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)	500,000	536,399
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	1,500,000	1,515,809
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical Center, Inc.), “A”, ETM, 7.75%, 2010 (c)	445,000	474,031
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	550,000	442,596
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	1,210,000	1,241,158
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.25%, 2048	1,685,000	1,598,930
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	205,000	182,249
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	82,175
California Valley Health Systems, COP, 6.875%, 2023 (d)	595,000	493,850
Cass County, MO, Hospital Rev., 5.625%, 2038	340,000	307,193

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	$135,000	$134,237
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	955,000	900,995
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	325,000	325,920
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	105,000	106,265
Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital), 6.75%, 2021	1,625,000	1,685,109
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	860,000	881,165
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	275,000	215,949
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.), 5%, 2026	40,000	33,625
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.6%, 2011 (c)	1,000,000	1,109,220
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	675,000	760,091
Crittenden County, AR, Hospital Rev., 7%, 2020	1,030,000	1,129,992
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	1,330,000	1,374,050
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	250,000	275,115
Douglas County, NE, Hospital Authority Rev. (Methodist Health Partners), 5.75%, 2048	715,000	680,630
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	1,310,000	1,322,511
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	1,275,000	984,657
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	250,000	243,144
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	295,000	278,730
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	170,000	142,644
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	150,000	125,260
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group), 7.125%, 2010 (c)	755,000	829,533
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	1,000,000	988,650
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital), 6%, 2011 (c)	900,000	998,964
Houston County, AL, Health Care Authority Rev., AMBAC, 6.25%, 2009 (c)	2,000,000	2,119,900
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	875,000	946,943
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	400,000	320,644
Illinois Finance Authority Rev. (Rush University Medical Center), “B”, MBIA, 5.25%, 2035	360,000	339,592
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	2,220,000	1,902,718
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	3,025,000	3,364,526
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), Unrefunded Balance, “A”, 6.375%, 2031	965,000	968,185
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	1,000,000	1,012,000
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), FSA, 5.25%, 2041	225,000	223,587
Johnson City, TN, Health, Educational Facilities Board & Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	660,000	598,191
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.5%, 2029	440,000	412,742

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.75%, 2035	$475,000	$452,670
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	1,965,000	2,154,917
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), “A”, 6.5%, 2020	3,035,000	3,133,850
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	1,725,000	1,775,888
Lauderdale County & Florence, AL, Health Care Authority Rev. (Coffee Health Group), MBIA, 5.625%, 2021	3,000,000	3,151,470
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,525,000	1,426,485
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital, St. Mary’s Healthcare), 6.125%, 2037	630,000	635,626
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	110,000	99,900
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	110,000	98,118
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2034	935,000	1,054,549
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2025	1,115,000	1,250,852
Madison County, ID, Hospital Rev., COP, 5.25%, 2026	220,000	200,356
Madison County, ID, Hospital Rev., COP, 5.25%, 2037	310,000	260,710
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	380,000	365,036
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	1,070,000	984,122
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel Hospital), 6.5%, 2010 (c)	1,500,000	1,633,185
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	140,000	134,067
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	285,000	279,294
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,900,000	1,913,091
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	500,000	506,340
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.5%, 2012	600,000	626,340
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,400,000	1,387,960
Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire Health), “B”, 6.375%, 2034	640,000	629,203
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	640,000	617,248
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	290,000	281,831
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	810,000	808,072
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	995,000	1,016,313
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	1,020,000	798,221
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	65,000	61,441
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	225,000	196,247

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	$1,135,000	$970,800
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	435,000	434,691
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.625%, 2010	390,000	390,000
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	340,000	346,521
Neosho County, KS, Hospital Authority Rev., “A”, 5.15%, 2031	230,000	192,179
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	440,000	494,072
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	265,000	281,753
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	880,000	989,138
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	120,000	120,492
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	1,010,000	955,642
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	3,000,000	3,042,060
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	100,000	92,710
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	440,000	376,253
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.25%, 2024	450,000	437,220
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	560,000	543,710
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “A”, 6.375%, 2031	475,000	459,710
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	1,395,000	1,251,231
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	1,000,000	1,129,110
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	850,000	822,707
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	1,665,000	1,698,217
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	590,000	534,292
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,560,000	1,762,769
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	505,000	573,018
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2021	245,000	259,342
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014	955,000	961,580
Salida, CO, Hospital District Rev., 5.25%, 2036	1,675,000	1,342,328
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), INFLOS, ETM, AMBAC, 10.902%, 2020 (c)(p)	600,000	602,436
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev., Refunded Balance (Methodist Healthcare), 6.375%, 2012 (c)	625,000	703,231
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	185,000	207,278
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	315,000	352,932
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	375,000	421,939
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	165,000	155,720

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	$150,000	$165,818
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	560,000	552,597
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	835,000	842,807
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2032	670,000	644,131
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	60,000	59,686
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	870,000	813,572
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center), 5.25%, 2018	1,400,000	1,383,942
St. Paul, MN, Housing & Redevelopment Hospital (Healthpartners Obligations Group), 5.25%, 2036	1,085,000	960,876
Steubenville, OH, Hospital Authority Rev. (Trinity Health Center), 6.5%, 2010 (c)	1,300,000	1,416,142
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,115,000	985,627
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020	3,085,000	3,130,473
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021	700,000	706,517
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031	1,000,000	1,006,890
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	1,250,000	1,291,550
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	985,000	860,545
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	810,000	698,852
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	600,000	613,248
Valley, AL, Special Care Facilities, Financing Authority Rev. (Lanier Memorial Hospital), 5.6%, 2016	600,000	603,288
Vigo County Hospital Authority Rev. (Union Hospital), 5.75%, 2042	220,000	187,207
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	1,035,000	880,371
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	1,500,000	1,697,580
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	1,400,000	1,324,848
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	1,115,000	1,115,368
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032	1,000,000	1,003,930
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	195,000	179,061
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	170,000	170,189
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,258,650
West Virginia Hospital Finance Authority Rev. (Thomas Health System), 6.5%, 2038	905,000	866,936
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	1,500,000	1,587,780
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	1,000,000	1,038,940
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,135,000	946,828
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	565,000	575,775
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	750,000	708,683

		$122,089,060

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – 16.1%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	$345,000	$346,511
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	750,000	922,028
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 4%, 2036	3,490,000	3,329,669
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	170,000	152,553
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	225,000	191,959
Bucks County, PA, Industrial Development Authority, Retirement Community Rev. (Ann’s Choice, Inc.), 6.125%, 2025	430,000	424,070
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	280,000	324,265
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	150,000	142,547
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	575,000	579,842
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	755,000	648,364
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	395,000	342,663
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,000,000	966,850
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2010 (c)	1,830,000	2,053,919
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2025	1,170,000	1,239,989
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	720,000	846,144
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	280,000	329,056
Duluth, MN, Housing & Redevelopment Authority (Benedictine Health Center), 5.875%, 2033	165,000	147,906
Franklin County, OH, Healthcare Facilities Rev. (Ohio Presbyterian), 7.125%, 2011 (c)	1,000,000	1,130,270
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	330,000	302,805
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5.125%, 2042	1,750,000	1,332,030
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2027	1,000,000	852,440
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	215,000	171,033
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	1,750,000	1,685,040
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	500,000	531,580
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	590,000	500,668
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	540,000	429,305
Illinois Finance Authority Rev. (Clare at Water Tower), “A”, 6%, 2025	490,000	462,276
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	1,000,000	845,440
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	1,270,000	1,078,535
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	490,000	426,359
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	520,000	436,795
Illinois Finance Authority Rev., Bond Anticipation Notes (Tallgrass), 13%, 2012	210,000	208,110
Iowa Finance Authority Senior Housing Authority Rev. (Bethany Life Communities), “A”, 5.55%, 2041	230,000	186,919
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	1,105,000	1,306,176
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	800,000	716,344
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	895,000	869,322
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.4%, 2027	585,000	510,331

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.5%, 2037	$940,000	$776,055
Lancaster County, PA, Hospital Authority Rev. (Brethren), 6.5%, 2040	615,000	594,133
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	420,000	376,253
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)	500,000	572,955
Maine Health & Higher Educational Facilities Rev. (Piper Shores), 7.5%, 2009 (c)	680,000	694,246
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	1,270,000	1,119,784
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	340,000	298,829
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	85,000	73,794
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	1,815,000	1,828,467
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	1,195,000	1,114,804
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	226,430
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	510,000	456,338
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	530,000	467,449
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	715,000	584,191
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027	1,000,000	1,003,240
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	125,000	117,544
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	110,000	99,869
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038	320,000	262,554
Rochester, MN, Housing & Healthcare Rev. (Madonna Towers of Rochester, Inc.), 5.875%, 2028	245,000	225,290
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	490,000	410,757
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	105,000	85,971
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	350,000	296,149
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	820,000	767,176
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	515,000	475,191
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	470,000	407,528
South Carolina Jobs & Economic Development Authority Rev., First Mortgage (Lutheran Homes of South Carolina), 5.5%, 2028	230,000	199,546
South Carolina Jobs & Economic Development Authority Rev., First Mortgage (Lutheran Homes of South Carolina), 5.625%, 2042	150,000	123,905
Stark County, ND, Healthcare Housing Rev. (Benedictine Living Communities, Inc.), 6.75%, 2033	325,000	305,442
Sterling, IL (Hoosier Care), 7.125%, 2034	685,000	643,921
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	500,000	460,240
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	460,000	411,737
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	1,075,000	967,737
Washington Housing Finance Commission Non-profit Rev. (Skyline at First Hill), “A”, 5.625%, 2027	215,000	194,747
Washington Housing Finance Commission Non-profit Rev. (Skyline at First Hill), “A”, 5.625%, 2038	1,120,000	964,824
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 5.9%, 2027	175,000	161,772

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 6%, 2037	$340,000	$306,843

		$45,045,824

Human Services – 2.5%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027	$210,000	$188,635
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036	325,000	280,186
Colorado Educational & Cultural Facilities Authority (Cerebral Palsy Project), “A”, 6.25%, 2036	500,000	459,430
Iowa Finance Authority, Community Provider (Boys & Girls Home), 6.25%, 2008 (c)	500,000	507,225
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	500,000	484,485
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	375,000	359,059
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	1,100,000	1,073,094
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	115,000	115,876
New York, NY, Industrial Development Agency, Civic Facility Rev. (A Very Special Place), “A”, 5.75%, 2029	1,000,000	852,810
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities), 6.5%, 2017	1,030,000	1,025,118
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.75%, 2011	285,000	292,880
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	1,078,420
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	290,000	291,018

		$7,008,236

Industrial Revenue - Airlines – 6.9%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$1,240,000	$574,145
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	2,390,000	1,084,773
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	1,425,000	646,779
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	3,320,000	2,049,868
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	925,000	615,551
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), “E”, 6.75%, 2029	1,810,000	1,372,976
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), “C”, 7.5%, 2024	850,000	704,132
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	580,000	412,096
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 7.2%, 2030	1,595,000	1,268,376
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	6,540,000	5,564,297
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	2,500,000	2,116,275
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 7.25%, 2008	100,000	99,492
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 8%, 2012	300,000	285,795
Tulsa, OK, Municipal Airport Trust Rev. (AMR Corp.), “B”, 6%, 2035 (a)	2,500,000	2,482,225

		$19,276,780

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Chemicals – 1.0%
Louisiana, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	$1,000,000	$980,010
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,920,000	1,791,955

		$2,771,965

Industrial Revenue - Environmental Services – 2.8%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$1,000,000	$978,640
California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	1,000,000	991,500
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	220,000	169,561
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (a)	750,000	721,755
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management, Inc.), 6.85%, 2029 (a)	850,000	872,542
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	440,000	356,290
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,715,473
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	440,000	402,367
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	1,000,000	999,810
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 4.9%, 2028	885,000	694,353

		$7,902,291

Industrial Revenue - Metals – 0.2%
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030 (a)	$650,000	$666,725

Industrial Revenue - Other – 4.8%
Aztalan, WI, Exempt Facility Rev. (Renew Energy LLC Project), 7.5%, 2018	$840,000	$765,803
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	440,000	427,988
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036	620,000	566,872
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	1,750,000	1,569,733
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,000,000	1,005,660
New Jersey Economic Development Authority Rev. (Gloucester Marine), “C”, 6.5%, 2015	700,000	709,919
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	430,000	419,749
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	620,000	529,418
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (a)(n)	1,270,000	1,340,053
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (a)(n)	580,000	611,993
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	2,000,000	1,963,720
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	3,255,000	3,268,704
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	385,000	353,946

		$13,533,558

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – 5.4%
Bedford County, VA, Industrial Development Authority Rev. (Nekoosa Packaging), “A”, 6.55%, 2025	$1,000,000	$918,540
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	155,000	126,248
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	2,150,000	1,608,007
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	1,000,000	1,108,740
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	500,000	551,400
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	850,000	756,271
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	525,000	399,299
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024	3,335,000	3,210,204
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	2,000,000	2,092,320
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.), 7.2%, 2027	880,000	810,366
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal Rev. (Solvay Paperboard LLC), 6.8%, 2014	800,000	810,088
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	640,000	620,339
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019	1,870,000	1,539,272
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019	700,000	573,783

		$15,124,877

Miscellaneous Revenue - Entertainment & Tourism – 0.7%
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	$900,000	$902,268
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	420,000	404,712
Seminole Tribe, FL, Special Obligation, “A”, 5.25%, 2027 (n)	515,000	472,976
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	275,000	243,381

		$2,023,337

Miscellaneous Revenue - Other – 3.7%
Austin, TX, Convention Center (Convention Enterprises, Inc.), XLCA, 5.25%, 2024	$220,000	$203,966
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.6%, 2011 (c)	400,000	436,380
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	600,000	655,956
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	775,000	684,798
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Cleveland City), “B”, 4.5%, 2030	870,000	711,538
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	180,000	164,057
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers University), “E”, 5.6%, 2025	135,000	128,497
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Perrysburg Project), 4.8%, 2035	225,000	185,166
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 2035 (a)	830,000	788,649
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 2024	1,130,000	1,170,657
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	1,830,000	1,849,984
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	530,000	510,162
Riversouth, OH, Authority Rev. (Lazarus Building) “A”, 5.75%, 2027	1,125,000	1,047,983
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	275,000	275,809

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	$185,000	$171,245
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	160,000	147,667
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	915,000	820,197
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “B”, 4.8%, 2035	265,000	218,084
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	90,000	80,393

		$10,251,188

Multi-Family Housing Revenue – 4.0%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$210,000	$183,206
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	390,000	339,433
Charter Mac Equity Issuer Trust, FHLMC, 7.1%, 2009 (a)(n)	1,000,000	1,030,500
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2019 (n)	2,000,000	2,111,640
GMAC Municipal Mortgage Trust, “B-1”, 5.6%, 2039 (a)(n)	1,000,000	955,740
GMAC Municipal Mortgage Trust, “C-1”, 5.7%, 2040 (a)(n)	500,000	467,250
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (a)	465,000	415,468
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	507,785
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	1,095,000	1,026,179
MuniMae TE Bond Subsidiary LLC, 6.875%, 2009 (a)(n)	2,000,000	2,050,200
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (n)	1,000,000	1,002,520
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, FHA, 5.15%, 2048	445,000	388,556
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	670,000	624,118

		$11,102,595

Sales & Excise Tax Revenue – 0.1%
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	$350,000	$338,366

Single Family Housing - Local – 1.4%
Cook County, IL, Single Family Mortgage Rev., “A”, 0%, 2015	$15,000	$4,186
Corpus Christi, TX, Housing Finance Authority Rev., “B”, 0%, 2011	1,265,000	661,696
Dallas, TX, Housing Finance Corp., Single Family Mortgage Rev., MBIA, 0%, 2016	1,715,000	740,760
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.3%, 2032	425,000	429,029
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	175,000	180,257
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.75%, 2030	240,000	242,933
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	95,000	87,379
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	265,000	264,677
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	295,000	305,915
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	115,000	118,452
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	275,000	266,794
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	480,000	484,406
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	175,000	175,446

		$3,961,930

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 1.3%
Colorado Housing & Finance Authority Rev., “A-2”, AMBAC, 6.6%, 2028	$265,000	$263,434
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	135,000	137,248
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	145,000	149,375
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	60,000	61,499
Colorado Housing & Finance Authority Rev., “D-2”, 6.9%, 2029	290,000	295,432
Georgia Housing & Finance Authority Rev., 5.65%, 2021	120,000	120,037
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	210,000	213,152
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	115,000	117,921
Nebraska Investment Finance Authority Single Family Mortgage Rev., 0%, 2015	2,725,000	1,444,441
Nebraska Investment Finance Authority, “C”, GNMA, 6.25%, 2021	20,000	20,176
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	55,000	55,562
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	740,000	672,971

		$3,551,248

Solid Waste Revenue – 1.2%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$610,000	$635,199
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	2,850,000	2,802,918

		$3,438,117

State & Agency - Other – 0.4%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$200,000	$193,472
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	900,000	841,095

		$1,034,567

State & Local Appropriation – 1.0%
Chicago, IL, Public Building Commission Rev., FGIC, 5.25%, 2016	$2,600,000	$2,805,062

Student Loan Revenue – 0.2%
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030	$650,000	$639,997

Tax - Other – 0.6%
Black Hawk, CO, Device Tax Rev., 5%, 2010	$80,000	$81,009
Black Hawk, CO, Device Tax Rev., 5%, 2013	55,000	55,098
Black Hawk, CO, Device Tax Rev., 5%, 2015	170,000	166,724
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	615,000	588,967
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2031	270,000	248,870
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	500,000	505,685

		$1,646,353

Tax Assessment – 8.6%
Arborwood Community Development District, FL, Capital Improvement Rev., 5.25%, 2016	$460,000	$406,428
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	620,000	476,972
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	230,000	207,292
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	815,000	721,365
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	550,000	487,306
Baltimore, MD, Special Obligation, “A”, 7%, 2038	715,000	700,893
Belmont Community Development District, FL, Capital Improvement Rev., “B”, 5.125%, 2014	970,000	863,416
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	235,000	206,821
Concorde Estates Community Development District, FL, Special Assessment, “B”, 5%, 2011	495,000	481,165
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	305,000	255,675

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	$405,000	$386,200
East Homestead Community Development District, FL, Special Assessment, “B”, 5%, 2011	165,000	155,869
Enclave at Black Point Marina Community Development District, FL, “B”, 5.2%, 2014	215,000	191,174
Fishhawk Community Development District, FL, 5.125%, 2009	345,000	342,968
Grand Bay at Doral Community Development, FL, “A”, 6%, 2039	170,000	141,792
Grand Bay at Doral Community Development, FL, “B”, 6%, 2017	995,000	913,569
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	590,000	520,156
Homestead 50 Community Development District, FL, “A”, 6%, 2037	680,000	567,895
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013	310,000	293,424
Katy, TX, Development Authority Rev., “B”, 5.8%, 2011	555,000	555,167
Katy, TX, Development Authority Rev., “B”, 6%, 2018	925,000	893,652
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009	170,000	168,334
Lakes by the Bay South Community Development District, FL, Rev., “B”, 5.3%, 2009	600,000	596,736
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	110,000	85,279
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	420,000	384,094
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	380,000	307,975
Magnolia Park Community Development District, FL, Special Assessment Rev., “A”, 6.15%, 2039	1,165,000	997,811
Main Street Community Development District, FL, “A”, 6.8%, 2038	565,000	550,174
Main Street Community Development District, FL, “B”, 6.9%, 2017	420,000	415,073
Middle Village Community Development District, FL, Special Assessment, “B”, 5%, 2009	140,000	138,806
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016	650,000	570,928
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012	440,000	317,984
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-1”, 5.125%, 2015	410,000	357,200
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	155,000	132,762
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	235,000	232,201
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “A”, 5.9%, 2035	240,000	184,915
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	255,000	227,661
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	1,000,000	766,220
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	170,000	158,970
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	350,000	297,143
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	355,000	327,647
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	405,000	390,699
Parker Road Community Development District, FL, “A”, 5.6%, 2038	340,000	270,167
Parkway Center, Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	1,080,000	999,605
Paseo, FL, Community Development District, “B”, 4.875%, 2010	435,000	418,696
Preserve at Wilderness Lake, FL, Community Development District, Capital Improvement, “B”, 5%, 2009	30,000	29,743
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	245,000	208,248
Riverwood Estates Community Development District, FL, Special Assessment, “B”, 5%, 2013	870,000	610,444
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	210,000	207,507

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	$800,000	$726,776
Tolomato Community Development District, FL, Special Assessment Rev., 6.65%, 2040	1,070,000	1,030,271
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	790,000	681,936
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039	210,000	163,307
Watergrass Community Development District, FL, “A”, 5.375%, 2039	420,000	322,665
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	765,000	732,526
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012	345,000	317,904

		$24,097,606

Tobacco – 8.5%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$3,395,000	$3,318,477
Buckeye Tobacco Settlement Financing Authority, 6%, 2042	220,000	184,125
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	6,065,000	5,233,246
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	1,905,000	1,536,687
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	1,420,000	1,255,450
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A. County, “A”, 0% to 2010, 5.65% to 2041	485,000	313,514
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	1,630,000	1,449,608
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A”, 0%, 2050	4,000,000	160,320
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “B”, 0%, 2055	4,000,000	91,120
District of Columbia, Tobacco Settlement, 6.25%, 2024	990,000	973,061
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	1,000,000	1,185,790
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	3,270,000	363,853
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	1,635,000	1,383,782
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030	1,435,000	1,296,465
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	1,125,000	934,110
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	765,000	820,906
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	15,000	17,549
Rhode Island Tobacco Settlement Financing Corp., “A”, 0%, 2052	11,115,000	289,546
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo- Santa Clara), “A”, 0%, 2036	2,115,000	237,049
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo- Santa Clara), “A”, 0%, 2041	1,560,000	115,768
South Carolina Tobacco Settlement Authority Rev., “B”, 6%, 2022	1,125,000	1,192,151
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2028	1,075,000	1,175,706
Washington Tobacco Settlement Authority, 6.5%, 2026	145,000	145,932

		$23,674,215

Toll Roads – 0.5%
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, MBIA, 0%, 2027	$4,115,000	$1,354,987

Transportation - Special Tax – 1.4%
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	$2,900,000	$3,622,622
Utah Transit Authority Sales Tax Rev., “A”, MBIA, 0%, 2028	950,000	317,813

		$3,940,435

Universities - Colleges – 8.2%
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	$370,000	$336,197

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	$420,000	$371,204
Harrisburg, PA, University of Science, “A”, 5.4%, 2016	235,000	233,520
Houston, TX, Community College Systems, MBIA, 7.875%, 2025	2,500,000	2,890,675
Illinois Educational Facilities Authority Rev. (Augustana College), “A”, 5.625%, 2022	400,000	405,504
Louisiana State University (Health Sciences Center Project), MBIA, 6.375%, 2031	2,500,000	2,645,350
Maryland Health & Higher Education Facilities Authority Rev., Residuals, “2916-1”, 5.25%, 2038 (u)	15,000,000	15,478,650
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), 6.5%, 2009 (c)	625,000	668,863

		$23,029,963

Universities - Dormitories – 0.1%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$380,000	$338,409

Universities - Secondary Schools – 2.7%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$1,000,000	$1,156,660
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	530,000	595,815
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	770,000	681,296
Deerfield, IL, Educational Facilities Authority Rev. (Chicagoland Jewish High School Project), 6%, 2041	815,000	752,710
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	430,000	357,721
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	945,000	753,893
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	140,000	114,717
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	150,000	145,899
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	1,000,000	1,027,780
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools), “C”, 6.75%, 2031	490,000	490,980
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	500,000	435,085
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	285,000	247,021
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	795,000	720,024

		$7,479,601

Utilities - Cogeneration – 0.8%
Alaska Industrial Development Export Authority, Power Rev., Upper Lynn Canal Regional Power, 5.8%, 2018	$830,000	$807,125
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	350,000	336,441
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Northampton Generating), 6.4%, 2009	150,000	150,566
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Northampton Generating), “A”, 6.5%, 2013	1,000,000	1,001,540

		$2,295,672

Utilities - Investor Owned – 6.8%
Brazos River Authority, TX, Authority Texas Rev. (Reliant Energy, Inc.), “A”, 5.375%, 2019	$500,000	$480,940
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	2,205,000	2,022,691

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (a)	$85,000	$75,014
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	835,000	518,276
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), 5.95%, 2028	2,270,000	2,228,187
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	2,195,000	2,185,364
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	2,105,000	2,058,269
Matagorda County, TX (CenterPoint Energy), 5.6%, 2027	1,500,000	1,382,835
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	1,655,000	1,494,531
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	800,000	843,592
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), 6%, 2021	1,000,000	1,005,060
Red River, TX, Authority Pollution Control (AEP Texas Central Co.), MBIA, 4.45%, 2020	760,000	722,038
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	340,000	244,671
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (a)	610,000	559,565
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2015	1,500,000	1,502,070
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2016	1,000,000	1,001,630
Yuma County, AZ, Industrial Development Authority (Far West Water & Sewer, Inc.), 6.375%, 2037	735,000	672,077

		$18,996,810

Utilities - Municipal Owned – 0.8%
North Carolina Municipal Power Agency, Catawba Electric Rev., “B”, 6.5%, 2020	$2,000,000	$2,080,360

Utilities - Other – 1.0%
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2026	$285,000	$244,037
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	1,900,000	1,588,020
Tennessee Energy Acquisition Corp., Gas Revenue, “A”, 5.25%, 2026	500,000	455,720
Tennessee Energy Acquisition Corp., Gas Revenue, “C”, 5%, 2025	450,000	402,669

		$2,690,446

Water & Sewer Utility Revenue – 0.1%
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031	$205,000	$191,263

Total Municipal Bonds		$403,490,552

Floating Rate Demand Notes – 4.8%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 1.85%, due 8/01/08	$500,000	$500,000
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 2.15%, due 8/01/08	7,700,000	7,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 1.85%, due 8/01/08	1,200,000	1,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 2.1%, due 8/01/08	100,000	100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 2.1%, due 8/01/08	2,095,000	2,095,000
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co.), 2.18%, due 8/01/08	1,700,000	1,700,000

Total Floating Rate Demand Notes		$13,295,000

Total Investments (k)		$416,785,552

Other Assets, Less Liabilities – 1.0%		2,774,372

Preferred shares (issued by the fund) – (50.1)%		(140,000,000)

Net assets applicable to common shares – 100.0%		$279,559,924

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(k)	As of July 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $403,490,552 and 96.81% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,286,253, representing 3.7% of net assets, applicable to common shares.

(p)	Primary inverse floater.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
COP	Certificate of Participation
ETM	Escrowed to Maturity
SIFMA	Securities Industry and Financial Markets Association

Insurers
AMBAC	AMBAC Indemnity Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
XLCA	XL Capital Insurance Co.

Inverse Floaters
INFLOS	Inverse Floating Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal Income Trust

Supplemental Information (Unaudited) 7/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$414,811,157

Gross unrealized appreciation	$12,479,296
Gross unrealized depreciation	(23,255,201)

Net unrealized appreciation (depreciation)	$(10,775,905)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Derivative Contracts at 7/31/08

Futures contracts outstanding at 7/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 10 yr (Short)	71	$8,152,797	Sep-08	$161,983
U.S. Treasury Bond 30 yr (Short)	75	8,662,500	Sep-08	121,239

				$283,222

Swap Agreements at 7/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
2/16/24	EUR	22,000,000	Citibank	3.666% (fixed rate)	7-Day SIFMA	$190,300

At July 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: September 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: September 12, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 12, 2008

*	Print name and title of each signing officer under his or her signature.